UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

ITEM 1.          REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim S&P 500 Index Portfolio

Annual Report

December 31, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim S&P 500 Index Portfolio

Overall, performance in the US equity markets was mixed for the year 2007. The first quarter was a bit of a roller coaster. Falling oil and better than expected earnings vaulted large cap indexes to 6 year highs and small cap to all time highs. Gains were quickly erased on renewed risk concerns. Second quarter showed positive returns resulting from strong M&A activity and solid retail sales. However, concerns about inflation and a focus on interest rates still lingered. The third quarter was largely mixed. Signs of credit issues and fears of a housing recession clearly weighed on the market. These concerns were mildly offset by a larger than expected rate cut (50bps) in September and a White House pledge to assist subprime borrowers. The final quarter of 2007 was the worst performing. The subprime contagion was viewed to be worse than expected, forcing large writedowns at financial institutions and costing the CEOs of Merrill Lynch and Citigroup their jobs. The Fed was once again paying close attention as they cut rates twice by 25bps during the period.

In 2007, large cap indexes outperformed small cap indexes for the second year in a row. The S&P600 posted a loss of 1.22% in simple price analysis where the S&P500 had positive returns of 3.53%. On a total return basis the 500 was up 5.5%.

Inside of the S&P 500, Financials, not surprisingly contributed the most to the negative return. The subprime crisis dragged the sector down 20.84% and took 4.64% from performance. Energy and Technology were the largest contributors to positive performance in 2007. Their combined return added 5.57% with Energy up 32.38 over the year contributing 3.22% and Technology up 15.53% contributing 2.35%. Record oil prices lead machinery maker National Oilwell Varco over 140% higher in 2007, and former tech darlings Amazon and Apple were both up over 130% resulting from strong earnings and new product development respectively.

	MAXIM S&P 500 INDEX	S&P 500
	BALANCE	BALANCE

	10,000.00	10,000.00
2003	10,946.00	10,839.70
2004	12,066.87	12,015.30
2005	12,582.13	12,606.88
2006	14,495.87	14,598.01
2007	15,196.02	15,400.03

Maxim S&P 500 Index Portfolio

Total Return –

One Year:	4.83%
Since inception:	10.14%

Portfolio Inception:	9/8/03

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim S&P 500 Index Portfolio, made at its inception, with the performance of the S&P 500 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim S&P 500 Index® Portfolio (the “Portfolio”) one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2007, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim S&P 500 Index® Portfolio of the Maxim Series Fund, Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

February 28, 2008

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended
December 31, 2007 and 2006

                                                                  Maxim S&P 500 Index® Portfolio

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

ASSETS:
Investments in securities, market value (1)	$852,770,121
Cash	27,336
Collateral for securities loaned	526,589
Dividends receivable	1,237,288
Subscriptions receivable	1,679,200
Receivable for investments sold	206,195

Total assets	856,446,729

LIABILITIES:
Due to investment adviser	438,927
Payable upon return of securities loaned	526,589
Redemptions payable	15,023,084
Payable for investments purchased	432,622
Variation margin on futures contracts	129,790

Total liabilities	16,551,012

NET ASSETS	$839,895,717

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$6,187,669
Additional paid-in capital	640,680,505
Net unrealized appreciation on investments and futures contracts	181,418,473
Accumulated net realized gain on investments and futures contracts	11,609,070

NET ASSETS	$839,895,717

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$13.57

SHARES OF CAPITAL STOCK:
Authorized	200,000,000
Outstanding	61,876,686

(1) Cost of investments in securities:	$671,130,808

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME:
Interest	$482,085
Income from securities lending	43,120
Dividends	16,246,201

Total income	16,771,406

EXPENSES:
Management fees	5,052,200

NET INVESTMENT INCOME	11,719,206

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	23,262,082
Net realized loss on futures contracts	(85,818)
Change in net unrealized appreciation on investments	3,805,595
Change in net unrealized depreciation on futures contracts	(232,040)

Net realized and unrealized gain on investments and futures contracts	26,749,819

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,469,025

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	2007		2006

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income		$11,719,206	$9,786,235
Net realized gain on investments		23,262,082	17,411,922
Net realized gain (loss) on futures contracts		(85,818)	765,676
Change in net unrealized appreciation on investments		3,805,595	73,299,225
Change in net unrealized appreciation (depreciation) on futures contracts		(232,040)	118,485

Net increase in net assets resulting from operations		38,469,025	101,381,543

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income		(11,516,252)	(9,682,576)
From net realized gains		(12,076,062)	(18,062,958)

Total distributions		(23,592,314)	(27,745,534)

SHARE TRANSACTIONS:
Net proceeds from sales of shares		424,737,248	305,871,888
Reinvestment of distributions		23,592,314	27,745,534
Redemptions of shares		(396,103,157)	(329,671,049)

Net increase in net assets resulting from share transactions		52,226,405	3,946,373

Total increase in net assets		67,103,116	77,582,382

NET ASSETS:
Beginning of period		772,792,601	695,210,219

End of period (1)		$839,895,717	$772,792,601

OTHER INFORMATION:

SHARES:
Sold		30,657,325	24,247,081
Issued in reinvestment of distributions		1,724,055	2,123,921
Redeemed		(28,582,142)	(26,257,828)

Net increase		3,799,238	113,174

(1) Including undistributed net investment income	$		$3,139

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Year Ended December 31,				Period Ended December 31,

	2007	2006	2005	2004	2003 +

Net Asset Value, Beginning of Period	$13.31	$11.99	$11.77	$10.91	$10.00

Income from Investment Operations

Net investment income	0.19	0.17	0.15	0.16	0.03
Net realized and unrealized gain	0.45	1.64	0.35	0.95	0.92

Total Income From Investment Operations	0.64	1.81	0.50	1.11	0.95

Less Distributions

From net investment income	(0.19)	(0.17)	(0.15)	(0.16)	(0.03)
From net realized gains	(0.19)	(0.32)	(0.13)	(0.09)	(0.01)

Total Distributions	(0.38)	(0.49)	(0.28)	(0.25)	(0.04)

Net Asset Value, End of Period	$13.57	$13.31	$11.99	$11.77	$10.91

Total Return	4.83%	15.21%	4.27%	10.24%	9.46	% w

Net Assets, End of Period ($000)	$839,896	$772,793	$695,210	$671,325	$615,867

Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60	% *

Ratio of Net Investment Income to Average Net Assets	1.39%	1.36%	1.28%	1.43%	1.20	% *

Portfolio Turnover Rate	11.84%	10.72%	9.97%	9.31%	4.17	% w

+	The portfolio commenced operations on September 8, 2003.

w	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim S&P 500 Index® Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions. No federal income tax returns are currently under examination. The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2004 through December 31, 2007.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact, if any, that the adoption of FAS 157 will have on its financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including and Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The Portfolio adopted the provisions of FAS 159 on January 1, 2008. The adoption had no impact on the financial statements.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $177,200 for the year ended December 31, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $144,395,313 and $98,314,732, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2007, the U.S. Federal income tax cost basis was $672,803,822. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $228,553,580 and gross depreciation of securities in which there was an excess of tax cost over value of $48,587,281 resulting in net appreciation of $179,966,299.

5.	FUTURES CONTRACTS

As of December 31, 2007, the Portfolio had 46 open S&P 500 long futures contracts. The contracts expire in March 2008 and the Portfolio has recorded unrealized depreciation of $220,840.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2007, the Portfolio had securities on loan valued at $509,310 and received collateral of $526,589 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2007 and 2006 were as follows:

	2007	2006

Distributions paid from:
Ordinary income	$11,616,445	$9,742,474
Long-term capital gain	11,975,869	18,003,060

	$23,592,314	$27,745,534

          As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$0
Undistributed capital gains	13,061,244

Net accumulated earnings	13,061,244

Net unrealized appreciation on investments	179,966,299
Capital loss carryforwards	0
Post-October losses	0

Total distributable tax basis earnings	$193,027,543

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. For the year ended December 31, 2007 the Portfolio reclassified $321,803 from undistributed net investment income to paid-in capital and $115,710 from accumulated net realized gain on investments to undistributed net investment income. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

At December 31, 2007, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $321,804 for each period ending December 31, 2007 through 2011. For the year ended December 31, 2007, the Portfolio utilized $321,804 of capital loss carryforwards.

8.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2007, 100% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

MAXIM SERIES FUND, INC. MAXIM S&P 500 INDEX ® PORTFOLIO SCHEDULE OF INVESTMENTS DECEMBER 31, 2007

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE — 2.80%
50,421	Boeing Co	4,409,821
26,190	General Dynamics Corp	2,330,648
8,122	Goodrich Corp	573,494
48,608	Honeywell International Inc	2,992,795
8,183	L-3 Communications Holdings Inc	866,907
22,598	Lockheed Martin Corp	2,378,665
22,023	Northrop Grumman Corp	1,731,889
8,995	Precision Castparts Corp	1,247,607
27,959	Raytheon Co	1,697,111
10,626	Rockwell Collins Inc	764,753
64,322	United Technologies Corp	4,923,206
		$23,916,896

AGRICULTURE — 0.69%
41,819	Archer-Daniels-Midland Co	1,941,656
35,597	Monsanto Co	3,975,829
		$5,917,485

AIR FREIGHT — 0.94%
11,025	CH Robinson Worldwide Inc	596,673
13,880	Expeditors International of Washington Inc	620,158
20,109	FedEx Corp	1,793,120
3,772	Ryder System Inc	177,322
68,374	United Parcel Service Inc Class B	4,835,409
		$8,022,682

AIRLINES — 0.06%
47,716	Southwest Airlines Co	582,135
		$582,135

AUTO PARTS & EQUIPMENT — 0.21%
15,586	Goodyear Tire & Rubber Co*	439,837
38,639	Johnson Controls Inc	1,392,550
		$1,832,387

AUTOMOBILES — 0.22%
137,257	Ford Motor Co*	923,740
36,806	General Motors Corp	916,101
		$1,839,841

BANKS — 4.47%
35,720	BB&T Corp	1,095,532
288,767	Bank of America Corp (1)	11,914,526
9,841	Comerica Inc	428,379
12,677	Commerce Bancorp Inc	483,501
34,613	Fifth Third Bancorp	869,825
8,218	First Horizon National Corp ^^	149,157
23,782	Huntington Bancshares Inc	351,022
25,291	KeyCorp	593,074
4,862	M&T Bank Corp	396,593
16,735	Marshall & Ilsley Corp	443,143
41,207	National City Corp	678,267
22,764	PNC Financial Services Group	1,494,457
45,203	Regions Financial Corp	1,069,051
22,742	SunTrust Banks Inc	1,421,148
21,321	Synovus Financial Corp	513,410
112,314	US Bancorp	3,564,846
128,537	Wachovia Corp	4,888,262
56,483	Washington Mutual Inc	768,734
219,530	Wells Fargo & Co	6,627,611
7,011	Zions Bancorp	327,344
		$38,077,882

BIOTECHNOLOGY — 1.47%
70,747	Amgen Inc*	3,285,491
10,922	Applera Corp - Applied Biosystems Group	370,474
19,110	Biogen Idec Inc*	1,087,741
25,101	Celgene Corp*	1,159,917
17,310	Genzyme Corp*	1,288,556
60,573	Gilead Sciences Inc	2,786,964
3,545	Millipore Corp*	259,423
7,699	PerkinElmer Inc	200,328
27,477	Thermo Fisher Scientific Inc*	1,584,873
6,563	Waters Corp*	518,936
		$12,542,703

BROADCAST/MEDIA — 0.86%
44,542	CBS Corp	1,213,770
32,374	Clear Channel Communications Inc	1,117,550
199,897	Comcast Corp	3,650,119
46,707	DIRECTV Group Inc*	1,079,866
5,845	EW Scripps Co	263,083
		$7,324,388

BUILDING MATERIALS — 0.19%
23,974	Masco Corp	518,078
11,133	Trane Inc	520,022
7,071	Vulcan Materials Co	559,245
		$1,597,345

CHEMICALS — 1.33%
14,032	Air Products & Chemicals Inc	1,383,976
3,636	Ashland Inc	172,455
61,417	Dow Chemical Co	2,421,058
58,482	EI du Pont de Nemours & Co	2,578,471
5,282	Eastman Chemical Co	322,677
11,349	Ecolab Inc	581,182
7,511	Hercules Inc	145,338
5,303	International Flavors & Fragrances Inc	255,233
10,680	PPG Industries Inc	750,056
20,546	Praxair Inc	1,822,636
8,147	Rohm & Haas Co	432,361
8,459	Sigma-Aldrich Corp	461,861
		$11,327,304

COMMUNICATIONS - EQUIPMENT — 2.38%
5,608	CIENA Corp*	191,289
394,676	Cisco Systems Inc (1)*	10,683,879
102,480	Corning Inc	2,458,495
14,245	JDS Uniphase Corp*	189,459
148,570	Motorola Inc	2,383,063
106,475	QUALCOMM Inc	4,189,791
28,559	Tellabs Inc*	186,776
		$20,282,752

COMPUTER HARDWARE & SYSTEMS — 4.48%
56,985	Apple Computer Inc (1)*	11,287,589
145,766	Dell Inc*	3,572,725
136,469	EMC Corp*	2,528,771
167,711	Hewlett-Packard Co	8,466,051
89,660	International Business Machines Corp	9,692,246
6,136	Lexmark International Group Inc Class A*	213,901
22,355	Network Appliance Inc*	557,981
8,856	QLogic Corp*	125,755
14,823	Sandisk Corp*	491,679
53,894	Sun Microsystems Inc*	977,098
11,761	Teradata Corp*	322,369
		$38,236,165

COMPUTER SOFTWARE & SERVICES — 5.81%
37,321	Adobe Systems Inc*	1,594,726
10,790	Akamai Technologies Inc*	373,334
14,999	Autodesk Inc*	746,350
12,739	BMC Software Inc*	454,018
25,493	CA Inc	636,050
12,335	Citrix Systems Inc*	468,853
18,865	Cognizant Technology Solutions Corp	640,278
18,587	Compuware Corp*	165,053
20,486	Electronic Arts Inc*	1,196,587
13,520	Expedia Inc*	427,502
15,062	Google Inc (1)*	10,415,072
21,653	Intuit Inc*	684,451
33,934	Juniper Networks Inc*	1,126,609
523,431	Microsoft Corp (1)	18,634,144
22,729	Novell Inc*	156,148
256,535	Oracle Corp*	5,792,560
56,390	Symantec Corp*	910,135
22,590	Unisys Corp*	106,851
14,393	VeriSign Inc*	541,321
86,921	Yahoo! Inc*	2,021,782
73,942	eBay Inc*	2,454,135
		$49,545,959

CONGLOMERATES — 3.60%
46,401	3M Co	3,912,532
657,476	General Electric Co (1)	24,372,635
16,208	Textron Inc	1,155,630
32,174	Tyco International Ltd	1,275,699
		$30,716,496

CONTAINERS — 0.11%
6,517	Ball Corp	293,265
6,516	Bemis Co Inc	178,408
8,486	Pactiv Corp*	225,982
10,480	Sealed Air Corp	242,507
		$940,162

COSMETICS & PERSONAL CARE — 0.17%
27,896	Avon Products Inc	1,102,729
7,395	Estee Lauder Cos	322,496
		$1,425,225

DISTRIBUTORS — 0.25%
10,902	Genuine Parts Co	504,763
39,535	SYSCO Corp	1,233,887
4,387	WW Grainger Inc	383,950
		$2,122,600

ELECTRIC COMPANIES — 2.61%
10,845	Allegheny Energy Inc	689,850
13,542	Ameren Corp	734,112
26,030	American Electric Power Co Inc	1,211,957
20,896	CenterPoint Energy Inc	357,948
17,671	Consolidated Edison Inc	863,228
10,627	DTE Energy Co	467,163
38,049	Dominion Resources Inc	1,805,425
21,196	Edison International	1,131,231
12,648	Entergy Corp	1,511,689
42,948	Exelon Corp	3,506,275
26,496	FPL Group Inc	1,792,984
19,819	FirstEnergy Corp	1,433,706
4,971	Integrys Energy Group Inc	256,951
23,057	PG&E Corp	993,526
24,199	PPL Corp	1,260,526
13,030	Pepco Holdings Inc	382,170
6,507	Pinnacle West Capital Corp	275,962
16,865	Progress Energy Inc	816,772
49,393	Southern Co	1,913,979
13,664	TECO Energy Inc	235,157
27,289	Xcel Energy Inc	615,913
		$22,256,524

ELECTRONIC INSTRUMENTS & EQUIPMENT — 0.98%
25,147	Agilent Technologies Inc*	923,901
11,705	Cooper Industries Inc	618,960
51,224	Emerson Electric Co	2,902,352
3,930	Harman International Industries Inc	289,680
13,492	Jabil Circuit Inc	206,023
14,935	MEMC Electronic Materials Inc*	1,321,598
9,215	Molex Inc	251,570
9,725	Rockwell Automation Inc	670,636
32,329	Tyco Electronics Ltd	1,200,376
		$8,385,096

ELECTRONICS - SEMICONDUCTOR — 2.50%
39,235	Advanced Micro Devices Inc*	294,263
21,805	Altera Corp	421,273
19,718	Analog Devices Inc	625,061
89,617	Applied Materials Inc	1,591,598
30,572	Broadcom Corp Class A*	799,152
380,397	Intel Corp (1)	10,141,384
11,839	KLA-Tencor Corp	570,166
45,916	LSI Logic Corp ^^*	243,814
14,509	Linear Technology Corp	461,821
13,950	Microchip Technology Inc	438,309
49,454	Micron Technology Inc*	358,542
36,119	NVIDIA Corp	1,228,768
15,264	National Semiconductor Corp	345,577
7,542	Novellus Systems Inc*	207,933
11,277	Teradyne Inc*	116,604
90,941	Texas Instruments Inc	3,037,429
19,102	Xilinx Inc	417,761
		$21,299,455

ENGINEERING & CONSTRUCTION — 0.19%
5,771	Fluor Corp	840,950
7,855	Jacobs Engineering Group Inc	751,017
		$1,591,967

FINANCIAL SERVICES — 4.98%
12,470	American Capital Strategies Ltd ^^	411,011
15,068	Ameriprise Financial Inc	830,397
74,107	Bank of New York Mellon Corp	3,613,457
12,330	CIT Group Inc	296,290
3,564	CME Group Inc	2,444,904
324,783	Citigroup Inc (1)	9,561,612
37,642	Countrywide Financial Corp	336,519
63,639	Fannie Mae	2,544,287
5,643	Federated Investors Inc Class B	232,266
10,546	Franklin Resources Inc	1,206,779
43,047	Freddie Mac	1,466,611
33,855	Hudson City Bancorp Inc	508,502
4,530	IntercontinentalExchange Inc*	872,025
218,519	JPMorgan Chase & Co	9,538,354
9,947	Janus Capital Group Inc	326,759
8,736	Legg Mason Inc	639,038
5,381	MGIC Investment Corp	120,696
13,967	Moody’s Corp	498,622
17,245	NYSE Euronext	1,513,594
12,448	Northern Trust Corp	953,268
17,020	Principal Financial Group	1,171,657
23,423	Sovereign Bancorp Inc	267,022
25,122	State Street Corp	2,039,906
17,182	T Rowe Price Group Inc	1,046,040
		$42,439,616

FOOD & BEVERAGES — 3.62%
47,755	Anheuser-Busch Co Inc	2,499,497
5,636	Brown-Forman Corp	417,684
14,444	Campbell Soup Co	516,084
129,328	Coca-Cola Co	7,936,859
18,588	Coca-Cola Enterprises Inc	483,846
31,674	ConAgra Foods Inc	753,524
12,612	Constellation Brands Inc*	298,148
8,561	Dean Foods Co	221,387
21,978	General Mills Inc	1,252,746
20,611	HJ Heinz Co	962,121
10,912	Hershey Co	429,933
17,175	Kellogg Co	900,485
100,646	Kraft Foods Inc	3,284,079
8,309	McCormick & Co Inc	314,994
8,897	Molson Coors Brewing Co Class B	459,263
9,030	Pepsi Bottling Group Inc	356,324
104,716	PepsiCo Inc	7,947,944
47,068	Sara Lee Corp	755,912
17,775	Tyson Foods Inc Class A	272,491
14,192	Wm Wrigley Jr Co	830,942
		$30,894,263

GOLD, METALS & MINING — 1.25%
55,181	Alcoa Inc	2,016,866
6,684	Allegheny Technologies Inc	577,498
11,795	CONSOL Energy Inc	843,578
24,844	Freeport-McMoRan Copper & Gold Inc	2,545,019
29,392	Newmont Mining Corp	1,435,211
18,732	Nucor Corp	1,109,309
17,233	Peabody Energy Corp	1,062,242
5,665	Titanium Metals Corp	149,839
7,675	United States Steel Corp	927,984
		$10,667,546

HEALTH CARE RELATED — 2.39%
32,542	Aetna Inc	1,878,650
10,906	AmericsourceBergen Corp	489,352
18,175	CIGNA Corp	976,543
23,552	Cardinal Health Inc	1,360,128
10,095	Coventry Health Care Inc*	598,129
16,390	Express Scripts Inc Class A	1,196,470
11,053	Humana Inc*	832,401
12,618	IMS Health Inc	290,719
7,486	Laboratory Corp of America Holdings*	565,418
18,852	McKesson Corp	1,234,995
17,406	Medco Health Solutions Inc	1,764,968
9,105	Patterson Cos Inc*	309,115
10,223	Quest Diagnostics Inc	540,797
30,805	Tenet Healthcare Corp*	156,489
84,060	UnitedHealth Group Inc	4,892,292
37,159	WellPoint Inc*	3,259,959
		$20,346,425

HOMEBUILDING — 0.10%
7,900	Centex Corp	199,554
17,993	DR Horton Inc	236,968
4,967	KB Home	107,287
9,020	Lennar Corp	161,368
13,784	Pulte Homes Inc	145,283
		$850,460
HOTELS/MOTELS — 0.33%
28,403	Carnival Corp	1,263,649
20,328	Marriott International Inc Class A	694,811
12,961	Starwood Hotels & Resorts Worldwide Inc	570,673
11,558	Wyndham Worldwide Corp	272,306
		$2,801,439

HOUSEHOLD GOODS — 2.63%
4,065	Black & Decker Corp	283,127
9,017	Clorox Co	587,638
33,156	Colgate-Palmolive Co	2,584,842
9,956	Fortune Brands Inc	720,416
27,553	Kimberly-Clark Corp	1,910,525
11,048	Leggett & Platt Inc	192,677
18,136	Newell Rubbermaid Inc	469,360
202,041	Procter & Gamble Co (1)	14,833,850
3,741	Snap-on Inc	180,466
5,358	Stanley Works	259,756
5,040	Whirlpool Corp	411,415
		$22,434,072

INSURANCE RELATED — 4.15%
21,446	ACE Ltd	1,324,934
31,761	AFLAC Inc	1,989,191
37,120	Allstate Corp	1,938,778
6,582	Ambac Financial Group Inc	169,618
165,005	American International Group Inc	9,619,792
19,080	Aon Corp	909,925
6,240	Assurant Inc	417,456
24,966	Chubb Corp	1,362,644
10,779	Cincinnati Financial Corp	426,202
28,525	Genworth Financial Inc	725,961
20,413	Hartford Financial Services Group Inc	1,779,809
10,980	Leucadia National Corp	517,158
17,523	Lincoln National Corp	1,020,189
28,598	Loews Corp	1,439,623
8,166	MBIA Inc	152,133
33,836	Marsh & McLennan Cos Inc	895,639
48,204	MetLife Inc	2,970,330
45,418	Progressive Corp	870,209
29,535	Prudential Financial Inc	2,747,936
6,176	SAFECO Corp	343,880
6,021	Torchmark Corp	364,451
41,957	Travelers Cos Inc	2,257,287
23,450	Unum Group	557,876
11,584	XL Capital Ltd Class A	582,791
		$35,383,812

INVESTMENT BANK/BROKERAGE FIRM — 1.97%
7,512	Bear Stearns Co Inc	662,934
60,911	Charles Schwab Corp	1,556,276
27,544	E*TRADE Financial Corp*	97,781
25,873	Goldman Sachs Group Inc	5,563,989
34,492	Lehman Brothers Holdings Inc	2,257,156
55,700	Merrill Lynch & Co Inc	2,989,976
69,059	Morgan Stanley	3,667,723
		$16,795,835

LEISURE & ENTERTAINMENT — 1.92%
5,687	Brunswick Corp	96,963
15,693	Harley-Davidson Inc	733,020
12,201	Harrah’s Entertainment Inc	1,082,839
9,528	Hasbro Inc	243,726
20,512	International Game Technology	901,092
23,844	Mattel Inc	453,990
150,474	News Corp	3,083,212
235,140	Time Warner Inc	3,882,161
42,698	Viacom Inc*	1,875,296
123,851	Walt Disney Co	3,997,910
		$16,350,209

MACHINERY — 1.86%
41,366	Caterpillar Inc	3,001,517
6,645	Cummins Inc	846,374
16,468	Danaher Corp	1,444,902
28,863	Deere & Co	2,687,723
12,931	Dover Corp	595,990
9,544	Eaton Corp	925,291
11,787	ITT Corp	778,413
26,912	Illinois Tool Works Inc	1,440,868
17,732	Ingersoll-Rand Co	824,006
8,445	Manitowoc Co Inc	412,369
23,945	PACCAR Inc	1,304,524
7,971	Pall Corp	321,391
10,973	Parker-Hannifin Corp	826,377
6,705	Terex Corp*	439,647
		$15,849,392

MEDICAL PRODUCTS — 1.69%
41,242	Baxter International Inc	2,394,098
15,856	Becton Dickinson & Co	1,325,244
87,271	Boston Scientific Corp*	1,014,962
6,658	CR Bard Inc	631,178
32,374	Covidien Ltd	1,433,844
10,270	Hospira Inc*	437,913
73,578	Medtronic Inc	3,698,766
22,287	St Jude Medical Inc*	905,744
15,475	Stryker Corp	1,156,292
8,135	Varian Medical Systems Inc*	424,322
15,302	Zimmer Holdings Inc*	1,012,227
		$14,434,590

OFFICE EQUIPMENT & SUPPLIES — 0.22%
6,910	Avery Dennison Corp	367,197
14,125	Pitney Bowes Inc	537,315
60,101	Xerox Corp	973,035
		$1,877,547

OIL & GAS — 12.40%
30,341	Anadarko Petroleum Corp	1,993,100
21,552	Apache Corp	2,317,702
19,026	BJ Services Co	461,571
20,696	Baker Hughes Inc	1,678,446
29,551	Chesapeake Energy Corp	1,158,399
137,393	Chevron Corp (1)	12,822,889
104,098	ConocoPhillips	9,191,853
28,943	Devon Energy Corp	2,573,322
9,435	ENSCO International Inc	562,515
15,996	EOG Resources	1,427,643
45,560	El Paso Corp	785,454
355,465	Exxon Mobil Corp (1)	33,303,522
57,303	Halliburton Co	2,172,357
18,098	Hess Corp	1,825,364
46,205	Marathon Oil Corp	2,812,036
12,233	Murphy Oil Corp	1,037,848
18,392	Nabors Industries Ltd*	503,757
23,230	National-Oilwell Inc	1,706,476
17,447	Noble Corp	985,930
11,200	Noble Energy Inc	890,624
53,908	Occidental Petroleum Corp	4,150,377
9,720	Range Resources Corp*	499,219
7,224	Rowan Cos Inc	285,059
77,825	Schlumberger Ltd	7,655,645
13,039	Smith International Inc	962,930
41,119	Spectra Energy Corp	1,061,693
7,643	Sunoco Inc	553,659
8,915	Tesoro Corp	425,246
20,683	Transocean Inc*	2,960,771
35,835	Valero Energy Corp	2,509,525
21,951	Weatherford International Ltd*	1,505,839
38,621	Williams Cos Inc	1,381,859
31,480	XTO Energy Inc	1,616,813
		$105,779,443

PAPER & FOREST PRODUCTS — 0.27%
27,832	International Paper Co	901,200
12,011	MeadWestvaco Corp	375,944
13,645	Weyerhaeuser Co	1,006,182
		$2,283,326

PERSONAL LOANS — 0.74%
76,080	American Express Co	3,957,682
25,426	Capital One Financial Corp	1,201,633
31,034	Discover Financial Services	467,993
33,502	SLM Corp	674,730
		$6,302,038

PHARMACEUTICALS — 6.20%
100,522	Abbott Laboratories	5,644,310
19,972	Allergan Inc	1,283,001
6,993	Barr Laboratories Inc*	371,328
128,692	Bristol-Myers Squibb Co	3,412,912
64,211	Eli Lilly & Co	3,428,225
20,280	Forest Laboratories Inc*	739,206
186,183	Johnson & Johnson (1)	12,418,406
15,889	King Pharmaceuticals Inc*	162,703
141,629	Merck & Co Inc	8,230,061
19,651	Mylan Laboratories Inc	276,293
444,294	Pfizer Inc (1)	10,098,803
105,372	Schering-Plough Corp	2,807,110
6,719	Watson Pharmaceuticals Inc*	182,354
87,103	Wyeth	3,849,082
		$52,903,794

PHOTOGRAPHY/IMAGING — 0.05%
18,703	Eastman Kodak Co	409,035
		$409,035

POLLUTION CONTROL — 0.15%
18,809	Allied Waste Industries Inc*	207,275
33,064	Waste Management Inc	1,080,201
		$1,287,476

PRINTING & PUBLISHING — 0.31%
15,081	Gannett Co Inc	588,159
21,406	McGraw-Hill Cos Inc	937,797
2,451	Meredith Corp	134,756
9,319	New York Times Co	163,362
13,974	RR Donnelley & Sons Co	527,379
378	Washington Post Co Class B	299,161
		$2,650,614

RAILROADS — 0.73%
19,422	Burlington Northern Santa Fe Corp	1,616,493
27,374	CSX Corp	1,203,909
25,190	Norfolk Southern Corp	1,270,584
17,088	Union Pacific Corp	2,146,595
		$6,237,581

REAL ESTATE — 1.02%
6,191	Apartment Investment & Management Co REIT	215,013
5,135	Avalonbay Communities Inc REIT	483,409
7,751	Boston Properties Inc REIT	711,619
12,876	CB Richard Ellis Group Inc*	277,478
7,985	Developers Diversified Realty Corp REIT	305,746
17,643	Equity Residential REIT	643,440
15,850	General Growth Properties Inc REIT	652,703
33,985	Host Hotels & Resorts Inc REIT	579,104
16,434	Kimco Realty Corp REIT	598,198
11,192	Plum Creek Timber Co Inc REIT	515,280
16,755	ProLogis Trust REIT	1,061,932
8,098	Public Storage Inc REIT	594,474
14,529	Simon Property Group Inc REIT	1,261,989
8,720	Vornado Realty Trust REIT	766,924
		$8,667,309

RESTAURANTS — 0.84%
9,237	Darden Restaurants Inc	255,957
76,960	McDonald’s Corp	4,533,714
47,479	Starbucks Corp*	971,895
5,650	Wendy’s International Inc	145,996
33,078	Yum! Brands Inc	1,265,895
		$7,173,457

RETAIL — 4.68%
5,620	Abercrombie & Fitch Co	449,431
19,976	Amazon.com Inc*	1,850,577
8,930	AutoNation Inc*	139,844
2,906	AutoZone Inc*	348,458
17,231	Bed Bath & Beyond Inc*	506,419
22,853	Best Buy Co Inc	1,203,210
5,849	Big Lots Inc*	93,526
96,071	CVS Caremark Corp	3,818,822
10,943	Circuit City Stores Inc	45,961
28,225	Costco Wholesale Corp	1,968,976
3,709	Dillard’s Inc	69,655
9,094	Family Dollar Stores Inc	174,878
10,370	GameStop Corp	644,081
30,255	Gap Inc	643,826
109,789	Home Depot Inc	2,957,716
11,984	IAC/InterActiveCorp*	322,609
14,446	JC Penney Co Inc	635,480
20,399	Kohl’s Corp*	934,274
44,288	Kroger Co	1,182,932
20,205	Limited Brands Inc	382,481
95,127	Lowe’s Cos Inc	2,151,773
28,153	Macy’s Inc	728,318
12,223	Nordstrom Inc	448,951
17,716	Office Depot Inc*	246,430
4,860	OfficeMax Inc	100,408
3,825	Polo Ralph Lauren Corp	236,347
8,527	RadioShack Corp	143,765
13,764	SUPERVALU Inc	516,425
28,771	Safeway Inc	984,256
4,755	Sears Holding Corp*	485,248
6,812	Sherwin-Williams Co	395,368
45,996	Staples Inc	1,061,128
28,415	TJX Cos Inc	816,363
54,043	Target Corp	2,702,150
8,828	Tiffany & Co	406,353
153,742	Wal-Mart Stores Inc	7,307,357
64,524	Walgreen Co	2,457,074
9,074	Whole Foods Market Inc	370,219
		$39,931,089

SHOES — 0.19%
24,979	NIKE Inc Class B	1,604,651
		$1,604,651

SPECIALIZED SERVICES — 1.13%
6,517	Affiliated Computer Services Inc Class A*	293,917
8,903	Apollo Group Inc*	624,545
34,240	Automatic Data Processing Inc	1,524,707
8,789	Cintas Corp	295,486
11,302	Computer Sciences Corp*	559,110
8,473	Convergys Corp*	139,466
33,310	Electronic Data Systems Corp	690,516
8,579	Equifax Inc	311,932
11,085	Fidelity National Information Services Inc	461,025
10,736	Fiserv Inc*	595,741
21,145	H&R Block Inc	392,663
30,628	Interpublic Group of Cos Inc*	248,393
8,318	Monster Worldwide Inc*	269,503
21,271	Omnicom Group Inc	1,011,011
21,703	Paychex Inc	786,083
10,451	Robert Half International Inc	282,595
48,827	Western Union Co	1,185,520
		$9,672,213

TELEPHONE & TELECOMMUNICATIONS — 3.56%
394,585	AT&T Inc (1)	16,398,953
26,345	American Tower Corp*	1,122,297
7,165	CenturyTel Inc	297,061
21,323	Citizens Communications Co	271,442
9,957	Embarq Corp	493,170
102,113	Qwest Communications International Inc	715,812
185,021	Sprint Nextel Corp	2,429,326
188,064	Verizon Communications	8,216,516
31,006	Windstream Corp	403,698
		$30,348,275

TEXTILES — 0.16%
23,933	Coach Inc*	731,871
5,510	Jones Apparel Group Inc	88,105
6,447	Liz Claiborne Inc	131,196
5,745	VF Corp	394,452
		$1,345,624

TOBACCO — 1.37%
137,058	Altria Group Inc (1)	10,358,844
11,132	Reynolds American Inc	734,267
10,212	UST Inc ^^	559,618
		$11,652,729

UTILITIES — 0.94%
43,506	AES Corp*	930,593
14,616	CMS Energy Corp	254,026
11,745	Constellation Energy Group	1,204,215
82,009	Duke Energy Corp	1,654,122
32,231	Dynegy Inc Class A*	230,129
2,920	NICOR Inc	123,662
17,794	NiSource Inc	336,129
16,541	Public Service Enterprise Group Inc	1,624,988
11,224	Questar Corp	607,218
17,009	Sempra Energy	1,052,517
		$8,017,599

TOTAL COMMON STOCK — 98.17%		$837,174,908
(Cost $655,535,595)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

14,705,000	Federal Home Loan Bank	14,703,713
	3.190% January 2, 2008
100,000	United States of America (1)	99,288
	4.030% March 6, 2008
800,000	United States of America (1)	792,212
	4.240% April 3, 2008

TOTAL SHORT-TERM INVESTMENTS — 1.83%		$15,595,213
(Cost $15,595,213)

TOTAL MAXIM S&P 500 INDEX (R) PORTFOLIO — 100%		$852,770,121
(Cost $671,130,808)

Legend

* Non-income Producing Security

(1) Collateral or Segregated Assets for Futures

REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at December 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Citigroup Inc, 5.00%, to be repurchased on 01/02/08, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $509,071.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim S&P 500 Index® Portfolio
December 31, 2007
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	57,955,415	6.80%
Consumer Products & Services	179,383,562	21.03%
Financial Services	147,666,492	17.32%
Health Care Related	100,227,512	11.75%
Industrial Products & Services	37,121,807	4.35%
Natural Resources	124,647,800	14.62%
Short Term Investments	15,595,213	1.83%
Technology	141,383,571	16.58%
Transportation	18,514,626	2.17%
Utilities	30,274,123	3.55%
	$852,770,121	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim S&P 500 Index Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2007 to December 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2007)	(12/31/2007)	(6/30/07-12/31/07)

Actual	$ 1,000.00	$ 980.21	$ 2.99

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,022.18	$ 3.06

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail Klapper (64)	Director	December 14, 2007 to present	Attorney, Klapper Law Firm	31
Richard P. Koeppe (76)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (68)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

*William T. McCallum (65)	Director, Chairman and President	June 1, 2000 to present

Chairman, First Great-West Life & Annuity Insurance Company. Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (52)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations for The Canada Life Assurance Company, and the United States Operations for Crown Life Insurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (61)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations of The Canada Life Assurance Company and the United States Operations of Crown Life Insurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.
*Beverly A. Byrne (52)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Chief Legal Officer and Secretary, FASCore, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., One Orchard Equities, Inc. and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC.

			31	None

*	Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Richard P. Koeppe	$64,000	0	0	$64,000
Sanford Zisman	$64,000	0	0	$64,000

** As of December 31, 2007, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.            PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $278,850 for fiscal year 2006 and $296,425 for fiscal year 2007.

(b)	Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2006 and $37,500 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $147,360 for fiscal year 2006 and $128,905 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides

_________________________

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

ongoing services to the registrant for fiscal year 2006 equaled $436,000, and for fiscal year 2007 equaled $640,700.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 20, 2008